UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C.  20549

		            FORM 24F-2
		Annual Notice of  Securities Sold
		      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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1.	Name and address of issuer:
		FLEXSHARES TRUST
		50 South LaSalle Street
		Chicago, Illinois, 60603
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

		FlexShares Morningstar US Market Factor Tilt Index Fund
		FlexShares Morningstar Global Upstream Natural Resources Index Fund
		FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
		FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
		FlexShares Ready Access Variable Income Fund
		FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
		FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
		FlexShares Quality Dividend Index Fund
		FlexShares Quality Dividend Dynamic Index Fund
		FlexShares Quality Dividend Defensive Index Fund
		FlexShares International Quality Dividend Index Fund
		FlexShares International Quality Dividend Dynamic Index Fund
		FlexShares International Quality Dividend Defensive Index Fund
		FlexShares STOXX Global Broad Infrastructure Index Fund
		FlexShares Global Quality Real Estate Index Fund
		FlexShares Disciplined Duration MBS Index Fund
		FlexShares Credit-Scored US Corporate Bond Index Fund
		FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
		FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund
		FlexShares Real Assets Allocation Index Fund
		FlexShares STOXX US ESG Impact Index Fund
		FlexShares STOXX Global ESG Impact Index Fund
		FlexShares Core Select Bond Fund
		FlexShares High Yield Value-Scored Bond Index Fund
		FlexShares Credit-Scored US Long Corporate Bond Index Fund
		FlexShares US Quality Large Cap Index Fund
		FlexShares US Quality Low Volatility Index Fund
		FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
		FlexShares Emerging Markets Quality Low Volatility Index Fund


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3.	Investment Company Act File Number:	        811-22555

	Securities Act File Number:			333-173967

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4(a).	Last day of the fiscal year for which this notice is filed:
		                                  October 31, 2020

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4(b).	[ ]  Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).	[ ]  Check box if this is the last time the issuer will be
	filing this Form.
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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

				                     $2,372,496,710
				                   ------------------

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

				                     $3,995,827,406
				                   ------------------

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:
				                      $303,232,203
				                   ------------------


	(iv) Total available redemption credits
	      [Add items 5(ii) and 5(iii)]:

			-	                     $4,299,059,609
				                   ------------------
	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	      [subtract Item 5(iv) from Item 5(i) ]

				                           $0
				                   ----------------

	(vi) Redemption credits available for use in future years
	-if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:
				                    ($1,926,562,899)
				                   ------------------

	(vii) Multiplier for determining registration fee (See
	Instruction C.9):
				                       0.0001091
				                   ------------------

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	        (enter ""0"" if no fee is due):

			                     =     	$0.00
				                    ----------------

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6.	Prepaid shares
	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

			                    +	             $0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

			                   =	            $0.00
				                    -----------------
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:
	N/A

	Method of Delivery:
		[] Wire Transfer
		[ ] Mail or other means


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	This report has been signed below by the following persons on
	behalf of the issuer and in the capacities and on the dates indicated.

									/s/Randal Rein
	By (Signature and Title)*    -------------------------------------
		    Randal Rein, Treasurer and Principal Financial Officer

	Date: January 27, 2021
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	*Please print the name and title of the signing officer below the
	signature.